Note 12 - Capital (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of options outstanding	Weighted average exercise price
Balance, December 31, 2015	271,334	$2.85
Options forfeited	(35,334)	7.68
Balance, December 31, 2016	236,000	$2.23
Options forfeited	(236,000)	$2.23
Balance, December 31, 2017	-	$-

Disclosure of warrants [text block]
Issue date	Expiry date	Grant date fair value	Exercise price (*)	Number of warrants
May 7, 2015	May 6, 2018	$0.04	$0.04	4,820,000